STOCK-BASED COMPENSATION - Principal assumptions used to determine fair value of stock options (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Weighted average fair value	$ 12.07	$ 9.65
Risk-free interest rate	3.40%	1.00%
Dividend yield	3.20%	2.80%
Volatility of Class B Non-Voting Shares	23.40%	23.10%
Weighted average expected life	5.5	5